UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March  31, 2010

Check here if Amendment |_|; Amendment Number: _______
      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Steel Partners II, L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sanford Antignas
Title: Chief Operating Officer of General Partner of Steel Partners II, L.P.
Phone: 212-520-2300

Signature, Place, and Date of Signing:

        /s/ Sanford Antignas, New York, NY, May 17, 2010
        --------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                        ----------------------------------

Form 13F Information Table Entry Total:                    20
                                        ----------------------------------

Form 13F Information Table Value Total:               $248014
                                        ----------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.          Form 13F File Number                  Name

      1            28-10766                              Warren G. Lichtenstein
      ---          --------------------                  ----------------------

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------               --------------    ---------  --------   ------------------ ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------               --------------    ---------  --------   -------   --- ---- ---------- -------- ---- ------    ----
ADAPTEC INC                  COM               00651F108     76746   23469843  SH       OTHER        1      0    23469843   0
ASCENT MEDIA CORP            COM SER A         043632108       292      11582  SH       OTHER        1      0       11582   0
CONSECO INC                  COM NEW           208464883      7912    1271951  SH       OTHER        1      0     1271951   0
CONSECO INC                  COM NEW           208464883     20978    3372700  SH  CALL OTHER        1      0     3372700   0
CONTINENTAL MATLS CORP       COM PAR $0.25     211615307      2099     144762  SH       OTHER        1      0      144762   0
GENCORP INC                  SDCV 2.250%11/1   368682AL4     14702   15500000  SH       OTHER        1      0    15500000   0
GENCORP INC                  COM               368682100     23361    4055737  SH       OTHER        1      0     4055737   0
HALLMARK FINL SVCS INC EC    COM NEW           40624Q203       450      50000  SH       OTHER        1      0       50000   0
HARBINGER GROUP INC          COM               41146A106      1354     200000  SH       OTHER        1      0      200000   0
HYPERCOM CORP                COM               44913M105      1930     500000  SH       OTHER        1      0      500000   0
MAGNETEK INC                 COM               559424106        29      17500  SH       OTHER        1      0       17500   0
NATHANS FAMOUS INC NEW       COM               632347100      6900     445456  SH       OTHER        1      0      445456   0
PRESIDENTIAL LIFE CORP       COM               740884101      2991     300000  SH       OTHER        1      0      300000   0
REDDY ICE HLDGS INC          COM               75734R105       924     200000  SH       OTHER        1      0      200000   0
ROWAN COS INC                COM               779382100     33186    1140017  SH       OTHER        1      0     1140017   0
RUBIOS RESTAURANTS INC       COM               78116B102      1027     130000  SH       OTHER        1      0      130000   0
S L INDS INC                 COM               784413106      6369     703720  SH       OTHER        1      0      703720   0
UNISYS CORP                  COM NEW           909214306     34912    1000636  SH       OTHER        1      0     1000636   0
VECTOR GROUP LTD             COM               92240M108       154      10000  SH       OTHER        1      0       10000   0
WHX CORP                     COM PAR $.01 NEW  929248607     11698    4774591  SH       OTHER        1      0     4774591   0